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                             DECHERT PRICE & RHOADS
                             1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300


                                 August 9, 2000



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Trainer Wortham Funds
                  File Nos. 2-15037 and 811-879

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the Trainer Wortham Funds (the "Trust"), in connection with three of the Trust's series: the Froley, Revy Convertible Securities Fund, the Froley, Revy Investment Grade Convertible Securities Fund and the Froley, Revy Investment Grade Convertible Bond Fund (the "Funds"), that the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds does not differ from those contained in Post-Effective Amendment No. 67 which was filed on August 3, 2000. The text of Post-Effective Amendment No. 67 was filed electronically.

         Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this filing.


                                                     Very truly yours,


                                                     Patrick W.D. Turley